GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
GOODWILL AND INTANGIBLE ASSETS, NET
Schedule of changes in the carrying amount of goodwill

	Search and Portal	Ride-hailing	FoodTech	Yandex Market	Media Services	Yandex Drive	Classifieds	Other Business Units and Initiatives	Total	Total
	RUB	RUB	RUB	RUB	RUB	RUB	RUB	RUB	RUB	$
Balance as of January 1, 2020
Gross amount of goodwill	2,527	42,262	1,401	—	2,140	19	5,194	—	53,543	—
Accumulated impairment loss	—	—	(762)	—	(576)	—	—	—	(1,338)	—
	2,527	42,262	639	—	1,564	19	5,194	—	52,205	—
Acquisitions (Note 3)	192	42	—	51,836	—	—	—	—	52,070	—
Impairment	—	—	—	—	—	—	—	—	—	—
Foreign currency translation adjustment	—	—	—	—	—	—	—	—	—	—

Balance as of December 31, 2020
Gross amount of goodwill	2,719	42,304	1,401	51,836	2,140	19	5,194	—	105,613	1,421.6
Accumulated impairment loss	—	—	(762)	—	(576)	—	—	—	(1,338)	(18.0)
	2,719	42,304	639	51,836	1,564	19	5,194	—	104,275	1,403.6
Acquisitions (Note 3)	—	12,250	—	—	—	—	1,188	151	13,589	182.9
Impairment	—	—	—	—	—	—	—	—	—	—
Foreign currency translation adjustment	—	—	—	—	—	—	—	—	—	—

Balance as of December 31, 2021
Gross amount of goodwill	2,719	54,554	1,401	51,836	2,140	19	6,382	151	119,202	1,604.5
Accumulated impairment loss	—	—	(762)	—	(576)	—	—	—	(1,338)	(18.0)
	2,719	54,554	639	51,836	1,564	19	6,382	151	117,864	1,586.5

Schedule of intangible assets, net of amortization

	2020			2021
		Less:	Net		Less:	Net	Net
		Accumulated	carrying		Accumulated	carrying	carrying
	Cost	amortization	value	Cost	amortization	value	value
	RUB	RUB	RUB	RUB	RUB	RUB	$
Acquisition-related intangible assets:
Customer relationships	10,651	(1,793)	8,858	11,977	(2,703)	9,274	124.8
Content and software	8,905	(1,445)	7,460	8,574	(2,370)	6,204	83.5
Trade names and domain names	3,575	(1,796)	1,779	3,766	(2,202)	1,564	21.1
Supplier relationships	120	(18)	102	187	(41)	146	2.0
Workforce	276	(276)	—	—	—	—	—
Patents and licenses	52	(52)	—	—	—	—	—
Non-compete agreements	41	(41)	—	—	—	—	—
Total acquisition-related intangible assets:	23,620	(5,421)	18,199	24,504	(7,316)	17,188	231.4
Other intangible assets:
Technologies and licenses	7,709	(4,840)	2,869	9,338	(5,030)	4,308	58.0
Assets not yet in use	774	—	774	863	—	863	11.6
Total other intangible assets:	8,483	(4,840)	3,643	10,201	(5,030)	5,171	69.6
Total intangible assets	32,103	(10,261)	21,842	34,705	(12,346)	22,359	301.0

Schedule of estimated amortization expense over the next five years and thereafter for intangible assets

	Acquired	Other	Total
	intangible	intangible	intangible
	assets	assets	assets
	RUB	RUB	RUB	$
2022	3,108	1,967	5,075	68.4
2023	2,739	1,206	3,945	53.1
2024	2,646	707	3,353	45.1
2025	2,234	326	2,560	34.5
2026	1,630	94	1,724	23.2
Thereafter	4,831	8	4,839	65.1
Total	17,188	4,308	21,496	289.4